Right-of-use assets (Details) - Schedule of undiscounted future lease payments	12 Months Ended
Dec. 31, 2022 USD ($)
Shedule of undiscounted future lease payments [Abstract]
2023	$ 127,967
2024	81,267
2025	32,502
Total	$ 241,736